ACQUISITION OF ADVANGELISTS, LLC (Details)	11 Months Ended
Dec. 06, 2018 USD ($)
Business Combination and Asset Acquisition [Abstract]
$9,500,000 Promissory note	$ 9,500,000
Cash	500,000
Mobiquity Technologies, Inc. warrants	3,844,444
Gopher Protocol Inc. common stock	6,155,556
Total amount transferred	$ 20,000,000